CONCENTRATION OF CREDIT RISK	12 Months Ended
Dec. 31, 2017
Risks and Uncertainties [Abstract]
CONCENTRATION OF CREDIT RISK
The following table presents our managed properties and triple net lease properties as a percentage of total real estate investments (based on their carrying amount):

	December 31,
	2017	2016	2015
Holiday - Managed Properties	44.4%	46.8%	46.8%
Holiday - Triple Net Lease Properties	36.8%	32.7%	32.1%
Blue Harbor	10.3%	10.5%	10.5%
Other	8.5%	10.0%	10.6%

Managed Properties

The following table presents the properties managed by Holiday and Blue Harbor as a percentage of segment real estate investments, net, segment revenue and segment NOI:

	As of and for the year ended December 31,
	2017		2016		2015
	Holiday	Blue Harbor	Holiday	Blue Harbor	Holiday	Blue Harbor
Segment real estate investments, net	73.1%	16.9%	78.2%	17.5%	77.9%	17.5%
Segment revenue	63.7%	28.3%	65.9%	29.6%	57.7%	38.8%
Segment NOI	73.4%	21.9%	72.3%	24.2%	62.2%	34.4%

Because Holiday and Blue Harbor manage, but do not lease our properties in the Managed Properties segment, we are not directly exposed to their credit risk in the same manner or to the same extent as that of our triple net lease tenants. However, we rely on Holiday and Blue Harbor’s personnel, expertise, accounting resources and information systems, proprietary information, good faith and judgment to manage our properties efficiently and effectively. We also rely on Holiday and Blue Harbor to otherwise operate our properties in compliance with the terms of the Property Management Agreements, although we have various rights as the property owner to terminate and exercise remedies under the Property Management Agreements. Holiday’s and Blue Harbor’s inability or unwillingness to satisfy their obligations under those agreements, to efficiently and effectively manage our properties, or to provide timely and accurate accounting information could have a material adverse effect on us. Additionally, significant changes in Holiday’s and Blue Harbor’s senior management or adverse developments in their business and affairs or financial condition could have a material adverse effect on us.
Triple Net Lease Properties
The following table presents rental revenue in our triple net lease agreements with the tenant for the Holiday Portfolios as a percentage of our total revenue and total NOI:

	Year Ended December 31,
	2017	2016	2015
Total revenue	19.9%	18.9%	23.0%
Total NOI	40.7%	38.9%	45.0%

Pursuant to the triple net lease arrangements, the tenants are contractually obligated to pay for all property-related expenses, including maintenance, utilities, taxes, insurance, repairs, capital improvements and the payroll expense of property-level employees. If any tenant defaults under the lease, material adverse effects may include loss in revenues and funding of certain property related costs. In addition, each of the leases requires the tenant to comply with the terms of mortgage financing documents, if any, affecting the properties and has guaranty and cross default provisions tied to other leases with the same tenant.

Because the properties leased to the tenant for the Holiday Portfolios account for a significant portion of total revenues and NOI, our financial condition and results of operations could be weakened and our ability to service our indebtedness and to make distributions to stockholders could be limited if the tenant for the Holiday Portfolios becomes unable or unwilling to satisfy its obligations to us or to renew leases with us upon expiration of the terms thereof. We cannot assure that the tenant for the Holiday Portfolios will have sufficient assets, income and access to financing to enable it to satisfy its respective obligations to us, and any inability or unwillingness by the tenant for the Holiday Portfolios to do so could have a material adverse effect on our business, financial condition, results of operations and liquidity, our ability to service our indebtedness and other obligations and ability to make distributions to stockholders, as required for us to continue to qualify as a REIT. We also cannot assure that the tenant for the Holiday Portfolios will elect to renew leases with us upon expiration of the terms thereof or that we will be able to reposition any properties that are not renewed on a timely basis or on the same or better economic terms, if at all.
We monitor the creditworthiness of our tenants by evaluating the ability of the tenants to meet their lease obligations to us based on the tenants’ financial performance, including the evaluation of tenant lease obligations. We periodically obtain various financial and operational information and review this information in conjunction with contractually agreed coverage metrics to monitor the financial condition and performance of the tenants, and ultimately, the tenants’ ability to generate sufficient liquidity to meet their obligations under the leases.

Each triple net master lease includes (i) a covenant requiring the tenant for the Holiday Portfolios to maintain a minimum lease coverage ratio, which the triple net master lease defines as net operating income less a reserve for capital expenditures for the applicable trailing 12-month period for the Holiday Portfolios divided by the base rental revenue for such trailing 12-month period, which steps up during the term of the lease and is subject to certain cure provisions, (ii) minimum capital expenditure requirements, (iii) customary operating covenants, events of default, and remedies, (iv) a non-compete clause restricting certain affiliates of the tenant for the Holiday Portfolios from developing or constructing new independent living properties within a specified radius of any property acquired by us in this transaction, and (v) restrictions on a change of control of the tenant for the Holiday Portfolios and Guarantor (as defined below), subject to certain exceptions. The triple net master leases also require the tenant for the Holiday Portfolios to fund a security deposit in the amount of approximately $43.4 million, which serves as security for the tenant for the Holiday Portfolios’ performance of its obligations to us. Additionally, the tenant for the Holiday Portfolios granted us a first priority security interest in certain personal property and receivables arising from the operations of the Holiday Portfolios, which security interest also secures the tenant for the Holiday Portfolios’ obligations under the triple net master leases. The tenant for the Holiday Portfolios’ obligations to us under the triple net master leases are further guaranteed by Holiday AL Holdings LP, (the “Guarantor”), an affiliate of Fortress. The Guarantor is required to maintain a minimum net worth of $150.0 million, a minimum fixed charge coverage ratio of 1.10 and a maximum leverage ratio of 10 to 1. The minimum fixed charge coverage ratio and other financial covenants applicable to the Guarantor are not subject to a cure. A failure to comply with the covenants could give rise to an event of default under the applicable financings, which could have a material adverse effect on our financial position, cash flows, results of operations and liquidity.